Financial Assets at FVTPL - Summary of Financial Assets at FVTPL Explanatory (Detail) - USD ($) $ in Thousands	Apr. 30, 2023	Apr. 30, 2022		May 01, 2021 [1]
Disclosure of Detailed Information of Financial Assets at Fair value Through Profit or Loss [Line Items]
Financial assets at FVTPL	$ 14,413	$ 19,130
Current	9,243	0	[1]	$ 0
Non-current	5,170	19,130	[1]	$ 37,858
Unlisted equity securities [Member]
Disclosure of Detailed Information of Financial Assets at Fair value Through Profit or Loss [Line Items]
Financial assets at FVTPL	489	11,091
Movie income right investments [Member]
Disclosure of Detailed Information of Financial Assets at Fair value Through Profit or Loss [Line Items]
Financial assets at FVTPL	$ 13,924	$ 8,039

[1]	The comparative consolidated financial statements have been re-presented from Hong Kong dollar to US$ to reflect the Company’s change in presentation currency. See note 1.